Total Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Line Items]
Income from continuing operations	¥ 307,979	¥ 323,059	¥ 391,798
Other comprehensive income (loss)	20,025	23,828	(16,842)
Total income taxes	¥ 328,004	¥ 346,887	¥ 374,956